Equity - Summary of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Currency translation differences:
Gain (loss) on marketable equity and debt securities (net of taxes of $1 and $(3))	$ (2)	$ 0
Remeasurements of retirement benefit plans (net of taxes of $(91) and $29)	171	(50)
Total other comprehensive income (loss)	126	(112)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries, tax	(2)	(17)
Change in fair value of available-for-sale financial instruments, taxes	0	0
Remeasurements of retirement benefit plans, tax	(91)	29
Accumulated other comprehensive income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income – beginning of year	247	309
Currency translation differences:
Unrealized losses on translation of foreign subsidiaries	(50)	(197)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $(2) and $(17)) (Note 29(b))	11	111
Other comprehensive income net of tax exchange differences on translation	(39)	(86)
Gain (loss) on marketable equity and debt securities (net of taxes of $1 and $(3))	(6)	24
Remeasurements of retirement benefit plans (net of taxes of $(91) and $29)	171	(50)
Total other comprehensive income (loss)	126	(112)
Less remeasurements of retirement benefit plans recorded in retained earnings	(171)	50
Accumulated other comprehensive income – end of year	202	247
Change in fair value of available-for-sale financial instruments, taxes	$ 1	$ (3)